Quarterly Holdings Report
for
Fidelity® Focused Stock Fund
July 31, 2022
TQG-NPRT3-0922
1.804874.118
Common Stocks - 99.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 5.5%
Interactive Media & Services - 5.5%
Alphabet, Inc. Class A (a)	1,412,000	164,243,840
CONSUMER DISCRETIONARY - 7.1%
Internet & Direct Marketing Retail - 3.6%
Amazon.com, Inc. (a)	800,000	107,960,000
Textiles, Apparel & Luxury Goods - 3.5%
Deckers Outdoor Corp. (a)	66,227	20,742,959
lululemon athletica, Inc. (a)	50,100	15,556,551
LVMH Moet Hennessy Louis Vuitton SE	99,000	68,741,127
		105,040,637
TOTAL CONSUMER DISCRETIONARY		213,000,637
CONSUMER STAPLES - 7.7%
Beverages - 3.6%
The Coca-Cola Co.	1,686,000	108,190,620
Personal Products - 4.1%
Estee Lauder Companies, Inc. Class A	455,000	124,260,500
TOTAL CONSUMER STAPLES		232,451,120
ENERGY - 10.7%
Energy Equipment & Services - 0.4%
Schlumberger Ltd.	300,000	11,109,000
Oil, Gas & Consumable Fuels - 10.3%
Pioneer Natural Resources Co.	614,000	145,487,300
PrairieSky Royalty Ltd. (b)	2,705,000	39,691,500
Range Resources Corp. (a)	3,786,000	125,203,020
		310,381,820
TOTAL ENERGY		321,490,820
FINANCIALS - 10.5%
Banks - 1.1%
First Republic Bank	186,000	30,264,060
SVB Financial Group (a)	11,000	4,439,050
		34,703,110
Capital Markets - 5.9%
MSCI, Inc.	132,000	63,536,880
S&P Global, Inc.	302,294	113,943,677
		177,480,557
Insurance - 3.5%
Progressive Corp.	262,000	30,145,720
The Travelers Companies, Inc.	470,000	74,589,000
		104,734,720
TOTAL FINANCIALS		316,918,387
HEALTH CARE - 17.7%
Biotechnology - 0.9%
Vertex Pharmaceuticals, Inc. (a)	99,000	27,760,590
Health Care Providers & Services - 9.7%
Humana, Inc.	195,000	93,990,000
UnitedHealth Group, Inc.	362,000	196,327,080
		290,317,080
Life Sciences Tools & Services - 1.8%
Danaher Corp.	92,000	26,815,240
Thermo Fisher Scientific, Inc.	43,000	25,731,630
		52,546,870
Pharmaceuticals - 5.3%
Eli Lilly & Co.	310,000	102,203,900
Royalty Pharma PLC	1,341,900	58,359,231
		160,563,131
TOTAL HEALTH CARE		531,187,671
INDUSTRIALS - 2.5%
Aerospace & Defense - 2.5%
Northrop Grumman Corp.	155,000	74,229,500
INFORMATION TECHNOLOGY - 29.8%
IT Services - 11.6%
Accenture PLC Class A	6,000	1,837,560
MasterCard, Inc. Class A	496,000	175,479,840
Visa, Inc. Class A	800,000	169,688,000
		347,005,400
Semiconductors & Semiconductor Equipment - 3.2%
Marvell Technology, Inc.	120,181	6,691,678
NVIDIA Corp.	500,000	90,815,000
		97,506,678
Software - 9.4%
Adobe, Inc. (a)	41,000	16,814,920
Microsoft Corp.	682,000	191,464,680
Oracle Corp.	944,000	73,480,960
		281,760,560
Technology Hardware, Storage & Peripherals - 5.6%
Apple, Inc.	1,039,000	168,847,890
TOTAL INFORMATION TECHNOLOGY		895,120,528
MATERIALS - 2.4%
Containers & Packaging - 2.4%
Crown Holdings, Inc.	728,000	74,023,040
REAL ESTATE - 2.2%
Equity Real Estate Investment Trusts (REITs) - 2.2%
American Tower Corp.	110,000	29,791,300
Welltower, Inc.	436,000	37,644,240
		67,435,540
UTILITIES - 3.2%
Electric Utilities - 3.2%
Constellation Energy Corp.	1,440,000	95,184,000
TOTAL COMMON STOCKS (Cost $2,423,761,949)		2,985,285,083

Money Market Funds - 0.8%
	Shares	Value ($)
Fidelity Cash Central Fund 2.01% (c)	21,050,910	21,055,120
Fidelity Securities Lending Cash Central Fund 2.01% (c)(d)	2,128,574	2,128,786
TOTAL MONEY MARKET FUNDS (Cost $23,183,906)		23,183,906

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $2,446,945,855)	3,008,468,989
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(3,434,804)
NET ASSETS - 100.0%	3,005,034,185

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	6,535,025	1,336,103,350	1,321,583,255	255,081	-	-	21,055,120	0.0%
Fidelity Securities Lending Cash Central Fund 2.01%	44,138,069	661,652,278	703,661,561	272,642	-	-	2,128,786	0.0%
Total	50,673,094	1,997,755,628	2,025,244,816	527,723	-	-	23,183,906

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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